Bank Loans (Tables)	6 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
Schedule of Bank Loans

Bank loans as of June 30, 2025 and December 31, 2024 are summarized as follows:

Bank loans	June 30,	December 31,
	2025	2024
Bank loans	€382	€90,756
Lines of credit	4,555,245	4,279,193
	4,555,627	4,369,949
less: current portion	(4,555,627)	(4,369,949)
	€-	€-

Schedule of Terms and Conditions of Outstanding Bank Loans

The terms and conditions of outstanding bank loans are as follows:

		Nominal	Year of	Face	Carrying
Bank Loans	Currency	interest rate	maturity	Value	Amount
Bankia SA	EUR	1.50%	2025	400,000	-
Targobank SA	EUR	1.87%	2025	100,000	-
Banco de Sabadell SA	EUR	1.50%	2025	250,000	-
Liberbank	EUR	1.55%	2025	170,000
				€920,000	€-

Schedule of Company Maintains the Following Lines of Credit

In addition, the Company maintains the following lines of credit:

				June 30,
Line of credit	Credit Limit	Nominal interest rate	Maturity	2025 Carrying Value
Caixabank	€2,500,000	0.60% +Euribor	3/25/2025	(2,356,856)
BBVA	1,000,000	1.90% + Euribor	12/22/2025
BBVA	570,000	1.90% + Euribor	12/22/2025	(1,294,656)
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	(903,733)
	€6,760,000			€(4,555,245)

As of December 31, 2024

				December 31,
		Nominal		2024
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,455,013
Sabadell	2,400,000	1.20% + Euribor	2/8/2025	196,576
BBVA	1,570,000	1.90% + Euribor	12/22/2025	992,712
Santander	4,000,000	0.45% + Euribor	2/28/2025	30,720
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	494,172
Bankinter	110,000	0.75% + Euribor	3/20/2025	110,000
	€13,270,000			€4,279,193